EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits expensed	$ 397	$ 258	$ 364